Marketable Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Financing receivable weighted average maturity	46 days	46 days
Proceeds from sale of marketable securities	$ 9,400	$ 7,800
Payments to acquire marketable securities	5	100
Marketable securities, gain (loss)	$ 1	$ 3